Consolidated Balance Sheets - USD ($) $ in Millions		Dec. 31, 2016	Dec. 31, 2015
Assets
Fixed maturity securities, available-for-sale		$ 43,690	$ 37,570
Mortgage loans, net of allowance		9,760	8,396
Policy loans		989	993
Short-term investments		1,944	766
Other investments		1,111	943
Total investments		57,494	48,668
Cash and cash equivalents		92	67
Accrued investment income		514	477
Deferred policy acquisition costs		5,432	5,200
Goodwill	[1]	200	200
Other assets		2,835	2,328
Separate account assets		89,071	87,238
Total assets		155,638	144,178
Liabilities
Future policy benefits and claims		52,911	45,397
Short-term debt		300	400
Long-term debt		707	707
Other liabilities		3,104	2,042
Separate account liabilities		89,071	87,238
Total liabilities		146,093	135,784
Shareholder's equity
Common stock value		4	4
Additional paid-in capital		1,718	1,718
Retained earnings		6,530	5,661
Accumulated other comprehensive income		626	367
Total shareholder's equity		8,878	7,750
Noncontrolling interests		667	644
Total equity		9,545	8,394
Total liabilities and equity		$ 155,638	$ 144,178

[1]	The goodwill balances have not been previously impaired.